Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of composition of the fleet and spare engines, leases

Aircraft Type	Model	At December31, 2025	At December 31, 2024
A319	132	—	1
A320	233	36	40
A320	232	3	4
A320NEO	271N	64	53
A321	231	10	10
A321NEO	271N	38	33
		151	141

Engine spare Type	Model	At December31, 2025	At December 31, 2024
V2500	V2527M-A5	1	2
V2500	V2527E-A5	1	2
V2500	V2527-A5	2	4
PW1100	PW1127G-JM	5	9
PW1100	PW1133G-JM	5	1
		14	18

(1)	Certain of the Company’s aircraft and engine lease agreements include an option to extend the lease term period. Management evaluates extensions based on the market conditions at the time of renewal.

Summary of carrying amounts of right-of-use assets

	Aircraft leases		Spare engine leases		Land and building leases		Total
As of December 31, 2023	US$	2,272,163	US$	29,488	US$	36,741	US$	2,338,392
Additions		460,120		—		23,387		483,507
Extensions		81,317		5,361		—		86,678
Modifications		(480)		27,175		1,190		27,885
Disposals		(31,130)		(25,782)		—		(56,912)
Foreign currency conversion		—		—		(35)		(35)
Depreciation on right-of-use assets		(384,235)		(12,012)		(13,688)		(409,935)
As of December 31, 2024		2,397,755		24,230		47,595		2,469,580
Additions		487,583		—		5,625		493,208
Extensions		44,083		—		—		44,083
Modifications		29,462		—		(223)		29,239
Disposals		(47,321)		(8,991)		(154)		(56,466)
Foreign currency conversion		—		—		51		51
Depreciation on right-of-use assets		(425,015)		(8,110)		(15,445)		(448,570)
As of December 31, 2025	US$	2,486,547	US$	7,129	US$	37,449	US$	2,531,125

Summary of carrying amounts of lease liabilities

	2025		2024
As of January 1st,	US$	3,061,536	US$	2,891,442
Additions		463,516		470,859
Modifications		73,322		114,551
Disposals		(63,857)		(59,780)
Interest cost		247,828		231,661
Foreign exchange effect		2,055		(3,802)
Payments		(631,019)		(583,395)
As of December 31	US$	3,153,381	US$	3,061,536
Current	US$	409,125	US$	391,158
Non-current	US$	2,744,256	US$	2,670,378

Summary of amounts recognized in profit or loss

	For the years ended December 31,
	2025		2024		2023
Depreciation of right-of-use assets	US$	(448,570)	US$	(409,935)	US$	(362,015)
Interest expense on lease liabilities and aircraft and engine lease return obligation (Note 23)		(266,008)		(250,530)		(191,967)
Aircraft and engine variable lease expenses		(196,082)		(135,155)		(103,845)
Short - term leases and leases of low - value assets		(10,451)		(4,865)		(7,925)
Total amount recognized in profit or loss	US$	(921,111)	US$	(800,485)	US$	(665,752)